SCHEDULE OF PRODUCT SALES AND RETURNS RELATED TO MEMBERSHIPS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Revenue returns				$ 1,143	$ 1,183	$ 41,755
Revenue return				(1,143)	(1,183)	(41,755)
Membership [Member]
Product Information [Line Items]
Revenue returns				1,143		41,755
Revenue return				(1,143)		(41,755)
Product [Member]
Product Information [Line Items]
Revenue returns					1,183
Revenue return					$ (1,183)